Accounts receivable, net	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	Years ended March 31,
	2020	2019

Accounts receivable	$329,891	$363,491
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$326,891	$363,491

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of March 31
	2019	2018

Accounts receivable	$363,491	$503,579
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$363,491	$503,579